Business segment information (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Percentage of net sales

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years ended March 31, 2018, 2019, and 2020:

	Year ended March 31,
Product Line	2018	2019	2020
Scales and Others	68%	67%	45%
Pet Electronics Products	16%	14%	48%
Rental and Management	16%	19%	7%
Total	100%	100%	100%

Business segment financial information
(a)	Summarized financial information by business segment as of March 31, 2018, 2019 and 2020 is as follows:

	Net sales	Costs of Revenue	Operating income / (loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands
2018

Scales and Others	7,862	4,809	208	8,211	479	79
Pet Electronics Products	1,861	1,139	49	1,944	113	19
Rental and Management	1,800	1,010	(19)	5,622	784	266

Total operating segments	11,523	6,958	238	15,777	1,376	364
Corporate	—	—	—	8,978	—	—

Group	11,523	6,958	238	24,755	1,376	364

2019

Scales and Others	6,686	4,340	(74)	8,244	540	236
Pet Electronics Products	1,410	915	(16)	1,739	115	67
Rental and Management	1,896	780	(450)	4,716	479	289

Total operating segments	9,992	6,035	(540)	14,699	1,134	592
Corporate	—	—	—	7,787	—	—

Group	9,992	6,035	(540)	22,486	1,134	592

2020

Scales and Others	5,936	3,194	548	5,026	294	543
Pet Electronics Products	6,259	1,757	767	5,298	310	572
Rental and Management	901	739	(953)	4,026	442	9

Total operating segments	13,096	5,690	362	14,350	1,046	1,124
Corporate	—	—	—	9,851	—	—

Group	13,096	5,690	362	24,201	1,046	1,124

Total property plant and equipment

Property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2019	2020
	$ in thousands	$ in thousands
Hong Kong	845	797
The PRC	8,746	8,642

Property, plant and equipment, net	9,591	9,439

Geographic net export sales
(c)	The following is a summary of net revenue by geographical areas constituting 10% or more of total revenue of the Company for the years ended March 31, 2018, 2019 and 2020:

	Year ended March 31,
	2018		2019		2020
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	4,807	42	3,184	32	7,453	57
Germany	3,621	31	3,760	38	3,613	28
The PRC	2,054	18	2,265	23	1,288	10

	10,482	91	9,209	93	12,354	95

Customer geographic net export sales
(d)	The following is a summary of net revenue by customers constituting 10% or more of total revenue of the Company for the years ended March 31, 2018, 2019 and 2020:

		Year Ended March 31,
		2018		2019		2020
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	Scales	3,579	31	3,715	37	3,573	27
Customer C	Scales	1,599	14	1,225	12	1,239	9
Customer B	Scales and Pet Electronics Products	1,662	14	1,027	10	313	2
Customer E	Rental and Management	1,050	9	996	10	—	—
Customer D	Scales	1,115	10	21	—	—	—

		9,005	78	6,984	69	5,125	38